SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 50	$ 12
MWE Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1]	3
Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		47
YinZhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[2]		$ 12

[1]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[2]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.